LONG TERM DEPOSIT (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)
Derivative [Line Items]
Restricted deposit for interest reserve on Miami loan	$ 103
Restricted deposit for hedging transaction	624
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative notional amount	8,700
Derivative carrying amount	$ 8,000
Derivative instrument fixed interest rate percentage	7.95%	7.95%
Derivative maturity date	Dec. 31, 2021
Interest Rate Swap [Member] | Shekels [Member]
Derivative [Line Items]
Derivative notional amount | ₪		₪ 34,200
Derivative carrying amount | ₪		₪ 31,400
Derivative instrument fixed interest rate percentage	6.70%	6.70%